Guarantees of Registered Securities	3 Months Ended
Mar. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Guarantees of Registered Securities
Guarantees of Registered Securities
Rowan plc and its 100%-owned subsidiary, RCI, have entered into agreements providing for, among other things, the full, unconditional and irrevocable guarantee by Rowan plc of the prompt payment, when due, of any amount owed to the holders of RCI's Senior Notes and amounts outstanding under RCI’s Revolving Credit Facility, if any.
There were changes to the corporate ownership structure during the second quarter of 2018. As such changes are required to be applied retrospectively, the Company has recast its historical condensed consolidating financial information to reflect these changes. The condensed consolidating financial information that follows is presented on the equity method of accounting in accordance with Rule 3-10 of Regulation S-X in connection with Rowan plc’s guarantee of the Senior Notes and reflects the corporate ownership structure as of June 30, 2018. Financial Information for the three months ended March 31, 2018 and 2017, reflects changes to the corporate ownership structure that occurred in the second quarter of 2018, and also the fourth quarter of 2017 with respect to the three months ended March 31, 2017. The Condensed Consolidating Balance Sheets as of March 31, 2018 and December 31, 2017 have been recast to reflect changes to the corporate ownership structure that occurred in the second quarter of 2018 as if the resulting corporate ownership structure was in place at January 1, 2015. In addition, the Condensed Consolidating Statements of Operations, Condensed Consolidating Statements of Other Comprehensive Income and Condensed Consolidating Statement of Cash Flows for the three months ended March 31, 2017, have been adjusted for the adoption of new accounting standards (see Note 1 for additional information).

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Operations
Three months ended March 31, 2018
(In millions)
(Unaudited)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
REVENUE	$—	$1.7	$211.3	$(1.8)	$211.2

COSTS AND EXPENSES:
Direct operating costs (excluding items below)	—	0.2	157.3	(0.1)	157.4
Depreciation and amortization	—	—	97.9	—	97.9
Selling, general and administrative	7.4	0.3	19.6	(1.7)	25.6
(Gain) loss on disposals of property and equipment	—	(0.1)	1.4	—	1.3
Total costs and expenses	7.4	0.4	276.2	(1.8)	282.2

Equity in losses of unconsolidated subsidiary	—	—	(1.3)	—	(1.3)

INCOME (LOSS) FROM OPERATIONS	(7.4)	1.3	(66.2)	—	(72.3)

OTHER INCOME (EXPENSE):
Interest expense	—	(38.5)	(0.5)	0.5	(38.5)
Interest income	—	1.1	6.3	(0.5)	6.9
Other - net	4.9	(5.4)	(1.7)	—	(2.2)
Total other income (expense), net	4.9	(42.8)	4.1	—	(33.8)

LOSS BEFORE INCOME TAXES	(2.5)	(41.5)	(62.1)	—	(106.1)
Provision (benefit) for income taxes	—	(1.0)	7.2	—	6.2
Equity in earnings (losses) of subsidiaries, net of tax	(109.8)	55.2	—	54.6	—

NET INCOME (LOSS)	$(112.3)	$14.7	$(69.3)	$54.6	$(112.3)
Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Operations
Three months ended March 31, 2017
(In millions)
(Unaudited)

	Rowan plc (Parent)		RCI (Issuer)		Non-guarantor subsidiaries		Consolidating adjustments	Consolidated
REVENUE	$—		$14.5		$374.5		$(14.7)	$374.3

COSTS AND EXPENSES:
Direct operating costs (excluding items below)	—		5.3		179.6		(13.6)	171.3
Depreciation and amortization	—		4.7		94.4		—	99.1
Selling, general and administrative	5.9		(2.1)		21.5		(1.1)	24.2
Loss on disposals of property and equipment	—		0.2		3.2		—	3.4
Total costs and expenses	5.9	—	8.1	—	298.7	—	(14.7)	298.0

INCOME (LOSS) FROM OPERATIONS	(5.9)		6.4		75.8		—	76.3

OTHER INCOME (EXPENSE):
Interest expense	—		(39.6)		(0.1)		0.1	(39.6)
Interest income	—		0.7		1.4		(0.1)	2.0
Loss on extinguishment of debt	—		(0.2)		—		—	(0.2)
Other - net	5.1		(4.8)		1.2		—	1.5
Total other income (expense), net	5.1		(43.9)		2.5		—	(36.3)

INCOME (LOSS) BEFORE INCOME TAXES	(0.8)		(37.5)		78.3		—	40.0
Provision (benefit) for income taxes	—		(9.2)		39.7		(0.8)	29.7
Equity in earnings of subsidiaries, net of tax	11.1		13.5		—		(24.6)	—

NET INCOME (LOSS)	$10.3		$(14.8)		$38.6		$(23.8)	$10.3

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income (Loss)
Three months ended March 31, 2018
(In millions)
(Unaudited)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
NET INCOME (LOSS)	$(112.3)	$14.7	$(69.3)	$54.6	$(112.3)

OTHER COMPREHENSIVE INCOME:
Net reclassification adjustment for amounts recognized in net loss as a component of net periodic benefit cost, net of income taxes	2.8	2.8	—	(2.8)	2.8

COMPREHENSIVE INCOME (LOSS)	$(109.5)	$17.5	$(69.3)	$51.8	$(109.5)

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income (Loss)
Three months ended March 31, 2017
(In millions)
(Unaudited)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
NET INCOME (LOSS)	$10.3	$(14.8)	$38.6	$(23.8)	$10.3

OTHER COMPREHENSIVE INCOME:
Net reclassification adjustment for amounts recognized in net income (loss) as a component of net periodic benefit cost, net of income taxes	0.9	0.9	—	(0.9)	0.9

COMPREHENSIVE INCOME (LOSS)	$11.2	$(13.9)	$38.6	$(24.7)	$11.2

Rowan Companies plc and Subsidiaries
Condensed Consolidating Balance Sheets
March 31, 2018
(In millions)
(Unaudited)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
CURRENT ASSETS:
Cash and cash equivalents	$0.2	$161.0	$1,052.9	$—	$1,214.1
Receivables - trade and other	—	0.8	202.0	—	202.8
Prepaid expenses and other current assets	0.2	8.1	7.0	—	15.3
Total current assets	0.4	169.9	1,261.9	—	1,432.2

Property and equipment - gross	—	240.1	8,689.3	—	8,929.4
Less accumulated depreciation and amortization	—	123.8	2,251.6	—	2,375.4
Property and equipment - net	—	116.3	6,437.7	—	6,554.0

Investments in consolidated subsidiaries	5,303.9	6,450.4	—	(11,754.3)	—
Due from affiliates	0.2	680.7	9.5	(690.4)	—
Long-term note receivable from unconsolidated subsidiary	—	—	270.0	—	270.0
Investment in unconsolidated subsidiary	—	—	29.6	—	29.6
Other assets	—	35.7	6.5	—	42.2
	$5,304.5	$7,453.0	$8,015.2	$(12,444.7)	$8,328.0

CURRENT LIABILITIES:
Accounts payable - trade	$0.4	$15.5	$77.5	$—	$93.4
Deferred revenue	—	—	4.4	—	4.4
Accrued liabilities	—	87.5	52.2	—	139.7
Total current liabilities	0.4	103.0	134.1	—	237.5

Long-term debt	—	2,510.5	—	—	2,510.5
Due to affiliates	17.8	7.7	664.9	(690.4)	—
Other liabilities	3.1	253.8	29.1	—	286.0
Deferred income taxes - net	—	—	10.8	—	10.8
Shareholders' equity	5,283.2	4,578.0	7,176.3	(11,754.3)	5,283.2
	$5,304.5	$7,453.0	$8,015.2	$(12,444.7)	$8,328.0

Rowan Companies plc and Subsidiaries
Condensed Consolidating Balance Sheets
December 31, 2017
(In millions)
(Audited)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
CURRENT ASSETS:
Cash and cash equivalents	$0.2	$206.3	$1,125.6	$—	$1,332.1
Receivables - trade and other	—	1.2	211.6	—	212.8
Prepaid expenses and other current assets	0.3	10.7	4.5	—	15.5
Total current assets	0.5	218.2	1,341.7	—	1,560.4

Property and equipment - gross	—	241.9	8,592.0	—	8,833.9
Less accumulated depreciation and amortization	—	121.4	2,159.8	—	2,281.2
Property and equipment - net	—	120.5	6,432.2	—	6,552.7

Investments in consolidated subsidiaries	5,401.1	6,387.1	—	(11,788.2)	—
Due from affiliates	0.2	680.0	11.5	(691.7)	—
Long-term note receivable from unconsolidated subsidiary	—	—	270.2	—	270.2
Investment in unconsolidated subsidiary	—	—	30.9	—	30.9
Other assets	—	36.4	7.7	—	44.1
	$5,401.8	$7,442.2	$8,094.2	$(12,479.9)	$8,458.3

CURRENT LIABILITIES:
Accounts payable - trade	$0.7	$12.9	$83.6	$—	$97.2
Deferred revenue	—	—	1.1	—	1.1
Accrued liabilities	—	95.7	63.4	—	159.1
Total current liabilities	0.7	108.6	148.1	—	257.4

Long-term debt	—	2,510.3	—	—	2,510.3
Due to affiliates	11.2	11.4	669.1	(691.7)	—
Other liabilities	3.8	261.2	28.6	—	293.6
Deferred income taxes - net	—	—	10.9	—	10.9
Shareholders' equity	5,386.1	4,550.7	7,237.5	(11,788.2)	5,386.1
	$5,401.8	$7,442.2	$8,094.2	$(12,479.9)	$8,458.3

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Three months ended March 31, 2018
(In millions)
(Unaudited)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$(3.4)	$(41.6)	$33.9	$—	$(11.1)

CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	—	(3.4)	(32.0)	—	(35.4)
Purchase of rigs	—	—	(70.8)	—	(70.8)
Proceeds from disposals of property and equipment	—	0.1	1.2	—	1.3
Repayments of note receivable from unconsolidated subsidiary	—	—	1.3	—	1.3

Net cash used in investing activities	—	(3.3)	(100.3)	—	(103.6)

CASH FLOWS FROM FINANCING ACTIVITIES:
Advances (to) from affiliates	6.7	(0.4)	(6.3)	—	—
Shares repurchased for tax withholdings on vesting of restricted share units	(3.3)	—	—	—	(3.3)

Net cash provided by (used in) financing activities	3.4	(0.4)	(6.3)	—	(3.3)

DECREASE IN CASH AND CASH EQUIVALENTS	—	(45.3)	(72.7)	—	(118.0)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	0.2	206.3	1,125.6	—	1,332.1
CASH AND CASH EQUIVALENTS, END OF PERIOD	$0.2	$161.0	$1,052.9	$—	$1,214.1
Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Three months ended March 31, 2017
(In millions)
(Unaudited)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$(1.7)	$73.8	$9.7	$—	$81.8

CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	—	(9.7)	(21.2)	—	(30.9)
Proceeds from disposals of property and equipment	—	—	0.1	—	0.1

Net cash used in investing activities	—	(9.7)	(21.1)	—	(30.8)

CASH FLOWS FROM FINANCING ACTIVITIES:
Advances (to) from affiliates	7.2	(166.0)	158.8	—	—
Reductions of long-term debt	—	(128.0)	—	—	(128.0)
Shares repurchased for tax withholdings on vesting of restricted share units	(5.3)	—	—	—	(5.3)

Net cash provided by (used in) financing activities	1.9	(294.0)	158.8	—	(133.3)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0.2	(229.9)	147.4	—	(82.3)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	3.7	532.0	719.8	—	1,255.5
CASH AND CASH EQUIVALENTS, END OF PERIOD	$3.9	$302.1	$867.2	$—	$1,173.2